Operating expenses - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Operating expense	€ 48,194	€ 45,857
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Operating expense	39,301	35,744
Increase in operating expenses, CD program	2,988
Increase in operating expenses, transversal activities	2,707
Decrease in operating expenses, UC clinical program	1,302
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Operating expense	8,033	€ 8,136
Decrease in employee benefits expenses	€ 586
Percentage of decrease in the operating expenses	(11.00%)